EQUITY INVESTMENTS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended				12 Months Ended				12 Months Ended																														0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TC PipeLines, LP	Dec. 31, 2011 TC PipeLines, LP	May 03, 2011 TC PipeLines, LP	Dec. 31, 2010 TC PipeLines, LP	Dec. 31, 2012 Northern Border	Dec. 31, 2011 Northern Border	Dec. 31, 2012 Bruce Power	Dec. 31, 2011 Bruce Power	Dec. 31, 2012 ASTC Power Partnership	Dec. 31, 2011 CrossAlta Gas Storage & Services Ltd.	Dec. 31, 2012 Natural Gas Pipelines	Dec. 31, 2011 Natural Gas Pipelines	Dec. 31, 2010 Natural Gas Pipelines	Dec. 31, 2012 Natural Gas Pipelines TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines Northern Border	Dec. 31, 2011 Natural Gas Pipelines Northern Border	Dec. 31, 2010 Natural Gas Pipelines Northern Border	Dec. 31, 2012 Natural Gas Pipelines Northern Border TC PipeLines, LP	Dec. 31, 2012 Natural Gas Pipelines Iroquois	Dec. 31, 2011 Natural Gas Pipelines Iroquois	Dec. 31, 2010 Natural Gas Pipelines Iroquois	Dec. 31, 2012 Natural Gas Pipelines TQM	Dec. 31, 2011 Natural Gas Pipelines TQM	Dec. 31, 2010 Natural Gas Pipelines TQM	Dec. 31, 2012 Natural Gas Pipelines Other	Dec. 31, 2011 Natural Gas Pipelines Other	Dec. 31, 2010 Natural Gas Pipelines Other	Dec. 31, 2012 Energy	Dec. 31, 2011 Energy	Dec. 31, 2010 Energy	Dec. 31, 2012 Energy Other	Dec. 31, 2011 Energy Other	Dec. 31, 2010 Energy Other	Dec. 31, 2012 Energy Bruce A	Dec. 31, 2011 Energy Bruce A	Dec. 31, 2010 Energy Bruce A	Dec. 31, 2012 Energy Bruce B	Dec. 31, 2011 Energy Bruce B	Dec. 31, 2010 Energy Bruce B	Dec. 31, 2012 Energy ASTC Power Partnership	Dec. 31, 2011 Energy ASTC Power Partnership	Dec. 31, 2010 Energy ASTC Power Partnership	Dec. 31, 2012 Energy Portlands Energy	Dec. 31, 2011 Energy Portlands Energy	Dec. 31, 2010 Energy Portlands Energy	Dec. 31, 2012 Energy CrossAlta Gas Storage & Services Ltd.	Dec. 31, 2011 Energy CrossAlta Gas Storage & Services Ltd.	Dec. 31, 2010 Energy CrossAlta Gas Storage & Services Ltd.	Dec. 18, 2012 Energy CrossAlta Gas Storage & Services Ltd.
Equity Investments
Ownership interest (as a percent)												50.00%						16.70%	16.70%	19.10%	50.00%	44.50%			50.00%												48.90%			31.60%			50.00%			50.00%
Income/(Loss) from Equity investments	257	415	453											157	159	153		72	75	69		41	40	40	16	17	16	28	27	28	100	256	300	8	6	8	(149)	33	35	163	77	138	40	84	41	28	33	33	10	23	45
Equity Investments	5,366	5,077																511	545			174	181		80	82		60	72					56	132		4,033	3,561		69	115		42	58		341	313			18
TransCanada ownership (as a percent)				33.30%	33.30%	38.20%	38.20%										33.30%
Assets included in Property, Plant and Equipment, which are owned directly by the company through an undivided interest in the Crossfield joint venture													63
Percentage of interest acquired																																																				40.00%
Ownership interest after acquisition (as a percent)																																																				100.00%
Distributions received from equity investments	436	494	486
Returns of capital	60	101	40
Undistributed earnings	883	1,062	1,141
Difference between the carrying value of the investment and the underlying equity in the net assets								119	120	918	820
Income
Revenues	3,860	4,042	3,920
Operating and other expenses	(3,090)	(2,989)	(2,773)
Net income	717	929	1,009
Net income attributable to TransCanada	257	415	453											157	159	153		72	75	69		41	40	40	16	17	16	28	27	28	100	256	300	8	6	8	(149)	33	35	163	77	138	40	84	41	28	33	33	10	23	45
Balance Sheet
Current assets	1,593	1,430
Non current assets	12,154	11,550
Current liabilities	(1,187)	(1,172)
Non current liabilities	(3,787)	(3,232)
Ownership interest prior to acquisition (as a percent)																																																				60.00%